Non-Cash Transactions - Non-cash Investing Activities (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Noncash Investing Activities [Abstract]
Additions of property, plant and equipment		$ 31,265		$ 35,613	$ 25,195
Changes in other payables		270		(280)	(1,684)
Payments for acquisition of property, plant and equipment		31,535	$ 1,026	35,333	23,511
Additions of investment properties		18		1	1,359
Trade-in investment properties from asset exchange transaction (Note 16)		0		0	(1,305)
Payments for acquisition of investment properties		18	1	1	54
Additions of intangible assets		1,893		256	48,605
Changes in other assets		0		0	(1,000)
Payments for acquisition of intangible assets		1,893	62	256	47,605
The carrying amounts of disposal of property, plant and equipment		21		30	307
Gain (loss) on disposal of property, plant and equipment		(5)	0	(3)	1,428
Trade-in investment properties from asset exchange transaction (Note 16)		0		0	(1,305)
Changes in other payables	$ 0			0	(80)
Changes in other current monetary assets		0		0	(31)
Proceeds from disposal of property, plant and equipment		16	1	27	319
The carrying amounts of disposal of financial assets at fair value through other comprehensive income		0		2,705	568
Changes in other current monetary assets		0		271	(271)
Reclassified to investment accounted for using equity method		0		(64)	0
Proceeds from disposal of financial assets at fair value through other comprehensive income		$ 0	$ 0	$ 2,912	$ 297